Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of debt
The table below sets our external debt agreements as at June 30, 2023 and December 31, 2022:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Secured debt:
Term loan facility	175	175
Second lien facility	115	271
Total secured debt	290	446
Unsecured bond:
Unsecured senior convertible bond	50	50
Total unsecured bond	50	50
Total principal debt	340	496
Exit fee
Term loan facility	9	9
Second lien facility	6	13
Total debt	355	518
Debt was presented in our Consolidated Balance Sheets as:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Debt due within one year	10	22
Long-term debt	345	496
Total debt	355	518

Debt maturities
The outstanding debt as at June 30, 2023 (Successor) was repayable as follows, for the years ending December 31:

(In $ millions)	Term Loan	Second Lien	Convertible Note	Total repayments
2023	—	4	—	4
2024	—	10	—	10
2025	—	10	—	10
2026	184	10	—	194
2027	—	87	—	87
2028 and thereafter	—	—	50	50
Total debt principal and exit fee payments	184	121	50	355